FIXED INCOME FUND

                               SEMI-ANNUAL REPORT


                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)






                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                           IAI INSTITUTIONAL BOND FUND


                               SEMI-ANNUAL REPORT
                                  MAY 31, 1998
                                   (UNAUDITED)


  President's Letter............................. 2

  Fund Manager's Review.......................... 4

  Fund Portfolio................................. 6

  Notes to Fund Portfolio....................... 11

  Statement of Assets and Liabilities........... 12

  Statement of Operations....................... 13

  Statement of Changes in Net Assets............ 14

  Financial Highlights.......................... 15

  Notes to Financial Statements................. 16

  IAI Mutual Fund Family........................ 20

  Adviser, Custodian, Legal Counsel,
  Independent Auditors,
  Directors...................... Inside Back Cover

                               PRESIDENT'S LETTER
                           IAI INSTITUTIONAL BOND FUND


COLD MARKETS CAN TURN HOT IN NO TIME

[PHOTO]
I.P. "KIP" KNELMAN
PRESIDENT

In 1994, the U.S. and European stock markets were sluggish, Latin America was in crisis and Asia was the "economic miracle." Today, Latin America is perceived as the strongest emerging market while Asia finds itself struggling. Meanwhile, the U.S. stock market has doubled in three years. And now, Europe seems to be in the midst of its own miracle.

Thanks to advances in communications technology and falling trade barriers, we live in a global economy where companies can do business anywhere in the world and virtually no place on earth is unreachable by investors. Yet, as we've seen these past few years, markets still move quite independently of each other.

Last fall, Asia's stock markets plummeted, threatening to take the rest of the markets down with them. In the United States, the Dow Jones Industrial Average, which peaked at 8,259 on August 6, 1997, fell more than 1,000 points by late October. But while Asia continued to descend, U.S. stocks staged an impressive rally. By early December, the Dow had virtually regained all its lost ground.

True, U.S. stocks took another tumble in December and January as more bad news came out of Asia and a scandal rocked the White House. But once again, the market roared back by early February as investors were reminded just how good the economy remained in the United States. The Asian debacle slowed projected U.S. growth in 1998, which bodes well for keeping interest rates and inflation low. The President submitted the first balanced federal budget in 30 years, and corporate profits, although growing slower than before, were stronger than initially projected.

In Latin America, investors also feared that the "Asian contagion" would depress other emerging markets. Although there was initial negative impact, Latin American stock markets held up surprisingly well. A few years back, the region had its own crisis, and it responded by reducing tariffs, clamping down on credit, cutting budget deficits and accelerating its privatization programs. It remains to be seen whether Asia is willing to take the same medicine to solve its economic problems.

In Europe, companies are streamlining operations, focusing on shareholder value and the upcoming transition to a single European currency beginning in 1999. In order to qualify for the Euro, a country must have limited budget deficits, low inflation and moderate interest rates--which also makes for excellent stock markets. The countries making up the European Union will comprise an economy and a bond market that is larger than that of the United States. Investor sentiment is positive in Europe, and the stock markets there have been strong since early 1997.

So as we move deeper into 1998, we can see that there are clear differences in markets throughout the world. But markets are constantly shifting. The best way to make sure you participate in the strongest areas of the world is to be diversified geographically--and be patient. Ice cold markets can turn hot in no time.

                               PRESIDENT'S LETTER
                           IAI INSTITUTIONAL BOND FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

The current economic backdrop is ideal for financial assets. Strong money growth is flowing into the markets rather than the real economy. This trend is bolstered by current demographic conditions. Moreover, low inflation raises market valuations (P/E ratios and real interest rates) while high consumer and business optimism raises the willingness to take risk.

What are the risks to the market? Near-term, negative earnings surprises could stall the equity market, and a weak dollar would not be good for bonds. Over the intermediate term, if the economic slowdown does not materialize, inflation concerns will rise and the Fed will tighten. This would hurt valuations in both stocks and bonds.

Our view is to remain cautiously optimistic on both markets, but watch for the developing evidence of a slowdown.

Please read the Fund Manager's Review, which follows this letter, for a detailed perspective on the Fund's performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/ Kip Knelman

I.P. "Kip" Knelman
President

                              FUND MANAGER'S REVIEW
                           IAI INSTITUTIONAL BOND FUND


IAI INSTITUTIONAL BOND FUND

[PHOTO]
LARRY R. HILL, CFA
IAI INSTITUTIONAL BOND
FUND MANAGER

WHAT IS THE FUND'S OBJECTIVE?

The IAI Institutional Bond Fund seeks to provide a high level of total return derived from a combination of capital appreciation and current income. This objective is pursued by investing primarily in a diversified portfolio of U.S. Government securities and investment- and non-investment- grade bonds and other debt securities of similar quality. The Fund invests in a variety of maturities and sectors which are varied depending on relative values in the marketplace at a given point in time.

HOW HAS THE FUND PERFORMED?

The Fund returned 4.71% for the six months ended May 31, 1998. This compares with market returns, as measured by the Lehman Brothers Aggregate Bond Index of 4.09% and the Salomon Broad Investment Grade Bond Index of 4.17%.

WERE THERE ANY SIGNIFICANT CHANGES?

Late in the first half, the allocation to spread sectors, mortgages and corporates, was increased as spreads for these sectors versus treasuries had widened, providing better value. The exposure to non-US dollar bonds was reduced reflecting renewed concerns about most Asian economies and strong performance in most European markets. The interest sensitivity of the Fund was extended near the end of the period reflecting our favorable outlook for interest rates in the near term.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The Fund benefited from sector and individual issue decisions during the first half. Early in the year the emphasis on corporates and mortgages added incremental return. The decision to reduce these areas in April and the strong performance of individual non-dollar holdings enabled the Fund to exceed its benchmark. In addition, the Fund benefited from positioning for a flattening yield curve throughout most of the first half.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Looking ahead, the near-term trends look favorable for bonds. US economic growth should moderate this summer in response to slower production, reduced inventory accumulation and rising imports. Soft commodity prices and Asian instability will keep inflation expectations in check. Federal Reserve policy will remain on hold. We have positioned the portfolio to benefit from these factors.

    However, we see risks for the market beyond the summer months. Consumer spending will stay strong, fueled by rising personal income, higher stock prices, ample job opportunities and a record high level of consumer sentiment. Inflation isn't dead. Falling commodity prices are currently masking a rising trend of service-based inflation in such areas as housing rental and medical care. The Fed may need to take action later in the year. As evidence of these events materialize, the Fund will be repositioned in a more defensive mode.

                              FUND MANAGER'S REVIEW
                           IAI INSTITUTIONAL BOND FUND


VALUE OF $2,000,000 INVESTMENT+

[PLOT POINTS CHART]

             IAI INSTITUTIONAL BOND    SALOMON BROAD
                FUND (INCEPTION       INVESTMENT GRADE     LEHMAN BROTHERS
                   11/01/93)            BOND INDEX       AGGREGATE BOND INDEX
                   ---------            ----------       --------------------

 11/1/93           2,000,000             2,000,000            2,000,000
11/30/94           1,885,303             1,922,902            1,922,313
11/30/95           2,167,191             2,265,744            2,261,442
11/30/96           2,328,322             2,401,191            2,398,501
11/30/97           2,467,753             2,582,697            2,579,636
 5/31/98           2,583,864             2,690,516            2,665,576


AVERAGE ANNUAL RETURNS+
THROUGH 5/31/98
                                                                 Since Inception
                                       Six months*      1 Year       11/01/93
--------------------------------------------------------------------------------

IAI INSTITUTIONAL BOND FUND               4.71%         10.66%         5.75%
--------------------------------------------------------------------------------
Salomon Broad Investment
   Grade Bond Index(1)                    4.17%         10.91%         6.68%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index      4.09%         10.91%         6.64%

(1) SALOMON BROAD INVESTMENT GRADE BOND INDEX WILL BE REPLACED WITH THE LEHMAN BROTHERS AGGREGATE BOND INDEX AS THE FUND'S MANAGEMENT HAS DETERMINED THE LEHMAN BROTHERS AGGREGATE BOND INDEX TO BE MORE REPRESENTATIVE OF THE FUND'S INVESTMENTS, AND THEREFORE A BETTER COMPARISON FOR FUND PERFORMANCE.

+   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*   NOT ANNUALIZED


SECTORS
% OF PORTFOLIO AS OF 5/31/98

[PIE CHART]

U.S. Government Agency Mortgage-Backed     39%
Short-Term                                  7%
Corporate                                  28%
U.S. Government & Government Agency         7%
Preferred Stock                             3%
Asset-Backed                               13%
Foreign Denominated                         3%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 5/31/98

{BAR CHART]

YEARS
-----

0-3            10%
3-5            24%
5-10           42%
10-20          11%
20+            13%


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI INSTITUTIONAL BOND FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


CREDIT RATING
% OF PORTFOLIO AS OF 5/31/98

U.S.
Government............. 48%
Aaa....................  8%
Aa.....................  7%
A...................... 17%
Baa.................... 12%
Non-Investment
Grade..................  8%

                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)


CORPORATE BONDS - 29.2%
                                                                      Principal       Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
FINANCIAL - 4.4%

Allstate                                         6.75%   05/15/18    $  360,000   $   362,948
Associates (d)                                   6.45    09/15/00       450,000       454,307
AT&T Capital (MEDIUM-TERM NOTE)                  6.41    08/13/99     1,000,000     1,003,490
Lehman Brothers                                  7.38    05/15/04       250,000       262,215
Mercantile Bancorp                               6.80    06/15/01     1,000,000     1,010,710
Nationsbank                                      6.38    05/15/05       940,000       947,388
                                                                                  -----------
                                                                                    4,041,058
----------------------------------------------------------------------------------------------
INDUSTRIAL - 21.7%

Abitibi-Consolidated (e)                         7.50    04/01/28       550,000       559,504
Boyds Collection (e) (d)                         9.00    05/15/08       285,000       284,288
Chattem (d)                                      8.88    04/01/08       350,000       348,250
Chesapeake Energy (d)                            9.63    05/01/05       200,000       199,000
Computer Associates International (d)            6.38    04/15/05     1,100,000     1,093,851
Corning  Consumer Products (d)                   9.63    05/01/08       500,000       500,000
CSC Holdings Series B                            8.13    08/15/09     1,500,000     1,567,500
Dell Computer                                    7.10    04/15/28     2,000,000     2,028,400
Falcon Holding Group (d)                         8.38    04/15/10       300,000       294,750
Finlay Fine Jewelry                              8.38    05/01/08       250,000       251,875
Fred Meyer                                       7.45    03/01/08       850,000       852,304
General Motors                                   6.75    05/01/28       750,000       751,358
Grove Worldwide (d)                              9.25    05/01/08       200,000       200,000
Level 3 Communications (d)                       9.13    05/01/08       475,000       461,344
Lin Television (d)                               8.38    03/01/08       600,000       597,000
Litton Industries                                6.75    04/15/18       520,000       518,518
Nextlink Communications (d)                      9.00    03/15/08       250,000       252,500
NGC                                              7.13    05/15/18     2,000,000     2,027,660
Pharmerica (d)                                   8.38    04/01/08       175,000       175,438
Pierce Leahy Command (d)                         8.13    05/15/08       450,000       436,500
R&B Falcon (d)                                   7.38    04/15/18       620,000       626,950
Raytheon                                         6.30    03/15/05       520,000       519,553
Revlon Consumer Products                         8.13    02/01/06       700,000       696,500
Time Warner Entertainment                        8.38    03/15/23     1,500,000     1,743,960
Transamerica Capital III Series AI               7.63    11/15/37     1,000,000     1,062,216
Union Pacific Resources                          7.05    05/15/18     1,100,000     1,108,755
Watson Pharmaceuticals                           7.13    05/15/08     1,000,000       998,500
                                                                                  -----------
                                                                                   20,156,474
----------------------------------------------------------------------------------------------


                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO

                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


CORPORATE BONDS (CONT.)
                                                                       Principal      Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
UTILITIES - 3.1%
GTE                                              6.94%   04/15/28    $1,090,000   $ 1,091,755
KN Energy                                        7.25    03/01/28       480,000       488,496
MCI Communications                               6.13    04/15/02     1,020,000     1,017,144
Israel Electric (Yankee) (d) (e)                 8.10    12/15/96       250,000       257,740
                                                                                  -----------
                                                                                    2,855,135
==============================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $29,139,125) ............................................................  $27,052,667
==============================================================================================

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 7.3%
                                                                       Principal      Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 6.7%
                                                 7.50%   11/15/16    $2,490,000   $ 2,937,030
                                                 7.50    11/15/24     1,980,000     2,400,750
                                                 6.63    02/15/27       475,000       523,687
                                                 6.13    11/15/27       300,000       313,452
                                                                                  ------------
                                                                                    6,174,919
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
Federal National Mortgage Association            6.00    05/15/08       580,000       583,625

==============================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $6,652,915)..............................................................  $ 6,758,544
==============================================================================================

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 40.6%
                                                                       Principal      Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 8.3%
                                                 6.00    04/01/11    $1,602,628   $ 1,594,102
                                                 7.50    06/01/12     1,907,420     1,967,313
                                                 7.50    07/01/12     1,706,296     1,759,874
                                                 6.50    04/01/13       717,509       722,216
                                                 6.50    05/01/13       399,960       402,583
                                                 6.50    03/01/28     1,294,199     1,288,129
                                                                                  ------------
                                                                                    7,734,217
----------------------------------------------------------------------------------------------


                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO

                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONT.)

----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.5%
                                                 9.00%   06/01/17    $1,759,808   $ 1,887,376
                                                 7.50    01/01/28(b)    660,000       678,355
                                                 6.50    03/01/28     1,994,002     1,982,157
                                                 6.50    04/01/28        70,550        70,131
                                                 7.00    05/01/28     1,340,000     1,358,840
                                                 7.00    06/01/28(b)  2,780,000     2,819,087
                                                                                  ------------
                                                                                    8,795,946
----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DWARF - 3.6%
                                                 6.50    12/01/12       417,153       419,497
                                                 6.00    03/01/13       788,106       778,743
                                                 6.50    03/01/13     2,147,803     2,159,874
                                                                                  ------------
                                                                                    3,358,114
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 18.6%
                                                 9.00    11/15/17       617,184       667,324
                                                 7.00    12/15/23       947,537       964,413
                                                 8.00    12/15/23     1,389,273     1,454,819
                                                 6.50    10/15/24     1,224,900     1,224,067
                                                 7.00    10/15/26     2,076,724     2,111,779
                                                 7.00    11/15/26       570,001       579,622
                                                 7.50    12/15/27     2,873,137     2,961,113
                                                 7.00    02/15/28     4,936,641     5,013,751
                                                 7.00    03/15/28     1,342,163     1,363,129
                                                 7.50    05/15/28       920,000       948,170
                                                                                  ------------
                                                                                   17,288,187
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MIDGET - 0.6%
                                                 7.00    01/15/08       583,695       599,928
==============================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $37,434,935) ............................................................  $37,776,392
==============================================================================================


                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO

                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


ASSET-BACKED SECURITIES - 13.0%
                                                                       Principal      Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 6.0%
AESOP Funding II 97-1 A2 (d)                     6.40%   10/20/03   $ 1,500,000   $ 1,524,435
Rental Car Finance 97-1 A2                       6.45    08/25/05     4,000,000     4,026,875
                                                                                  -----------
                                                                                    5,551,310
----------------------------------------------------------------------------------------------
CREDIT CARD RELATED - 2.8%
Discover Card Master Trust I 94-2 A              6.01    10/16/04       520,000       524,222
First Chicago Master Trust II 95-O A             5.89    02/15/04       830,000       832,847
Fleet Credit Card Master Trust 96-D A            5.81    06/15/05     1,250,000     1,249,600
                                                                                  -----------
                                                                                    2,606,669
----------------------------------------------------------------------------------------------
HOME LOANS - 4.2%
Associates Manufactured Housing 97-2 A3          6.28    03/15/28     3,860,000     3,885,824
==============================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $11,965,574) ............................................................  $12,043,803
==============================================================================================

FOREIGN DENOMINATED BONDS - 3.3%

                                                                       Principal      Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
GOVERNMENT & GOVERNMENT AGENCY - 2.5%
Federal National Mortgage Association Global
   (NEW ZEALAND DOLLAR)                          7.00%   09/26/00     2,500,000   $ 1,319,239
International Bank for Reconstruction and
   Development (POLAND ZLOTTY)                  16.50    03/09/05     3,300,000       964,194
                                                                                  -----------
                                                                                    2,283,433
----------------------------------------------------------------------------------------------
CORPORATE - 0.8%
Ontario Province (CANADIAN DOLLAR)               6.50    03/08/29     1,000,000       744,618
==============================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $923,887) ...............................................................  $ 3,028,051
==============================================================================================


                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO

                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)


NON-CONVERTIBLE PREFERRED STOCKS - 2.6%
                                                                                      Market
                                                            Rate        Quantity     Value (a)
----------------------------------------------------------------------------------------------
FINANCIAL - 2.6%
SI Financing Trust I                                        2.38%        90,000   $ 2,458,080
==============================================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE PREFERRED STOCKS
(COST: $2,288,188) .............................................................  $ 2,458,080
==============================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $88,404,624) ............................................................  $89,117,537
==============================================================================================

SHORT-TERM SECURITIES - 7.4%
                                                                       Principal      Market
                                                 Rate    Maturity       Amount       Value (a)
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 7.4%
General Electric Credit (Financial)              5.65%   06/01/98   $ 4,100,000   $ 4,100,000
General Electric (Utilities)                     5.51    06/09/98     2,775,000     2,771,602
                                                                                  -----------
                                                                                    6,871,602
==============================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $6,871,602) .............................................................  $ 6,871,602
==============================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $95,276,226) (f) ........................................................  $95,989,139
==============================================================================================
OTHER ASSETS & LIABILITIES (NET) - (3.4%)
  ..............................................................................  $(3,187,952)
==============================================================================================
TOTAL NET ASSETS
  ..............................................................................  $92,801,187
==============================================================================================


                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO

                             NOTES TO FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Purchased on a when-issued basis. At May 31, 1998, the total cost of securities purchased on a when-issued basis was $3,486,654.

                                       (c)

Foreign security cost and market values are stated in U.S. dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.

                                       (d)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A or 4(2) of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers, and are considered liquid under guidelines established by the Board of Directors.

                                       (e)

Yankee represents dollar-denominated bonds issued in the United States by foreign banks and corporations.

                                       (f)

At May 31, 1998, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


Cost for federal income tax purposes...........................  $ 95,295,108
                                                                ---------------

Gross unrealized appreciation..................................  $  1,027,132

Gross unrealized depreciation..................................      (333,101)
                                                                ---------------
Net unrealized appreciation....................................  $    694,031
                                                                ---------------

                       STATEMENT OF ASSETS AND LIABILITIES
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market
     (Cost: $95,276,226) (see Fund Portfolio)                                                            $ 95,989,139
Cash in bank on demand deposit                                                                                111,755
Receivable for investment securities sold                                                                     507,238
Dividends and accrued interest receivable                                                                     627,898
Unrealized appreciation on foreign currency contracts held, at value (Note 5)                                   9,854
                                                                                                         -------------
     TOTAL ASSETS                                                                                          97,245,884
                                                                                                         -------------

LIABILITIES
Payable for investment securities purchased                                                                 4,438,122
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                                   4,033
Accrued management fee                                                                                          2,542
                                                                                                         -------------
   TOTAL LIABILITIES                                                                                        4,444,697
                                                                                                         -------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                                              $ 92,801,187
                                                                                                         =============

REPRESENTED BY:
Capital stock                                                                                            $     96,626
Additional paid-in capital                                                                                 90,469,115
Undistributed net investment income                                                                           170,381
Accumulated net realized gains                                                                              1,347,633
Unrealized appreciation or depreciation on:
     Investment securities                                                             $    712,913
     Other assets and liabilities denominated in foreign currency                             4,519
                                                                                       ------------
                                                                                                              717,432
                                                                                                         -------------
         TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                         $ 92,801,187
                                                                                                         =============
         Shares of capital stock outstanding; authorized 10 billion shares
              of $0.01 par value stock                                                                      9,662,619
                                                                                                         -------------
         NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                                          $       9.60
                                                                                                         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                             STATEMENT OF OPERATIONS
                           IAI INSTITUTIONAL BOND FUND


                          SIX MONTHS ENDED MAY 31, 1998
                                   (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     INCOME
         Interest (net of foreign income taxes withheld of $741)                                         $  3,272,648
         Dividends                                                                                            106,875
                                                                                                         -------------
              TOTAL INCOME                                                                                  3,379,523
                                                                                                         -------------

     EXPENSES
         Management fees                                                                                      255,341
         Compensation of Directors                                                                              6,293
                                                                                                         -------------
              TOTAL EXPENSES                                                                                  261,634
         Less fees reimbursed by Advisers                                                                      (6,293)
                                                                                                         -------------
              NET EXPENSES                                                                                    255,341
                                                                                                         -------------
              NET INVESTMENT INCOME                                                                         3,124,182
                                                                                                         -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains (losses) on:
         Investment securities                                                         $  1,443,730
         Futures contracts                                                                  (95,641)
         Written option contracts                                                            59,788
         Foreign currency transactions                                                      155,651
                                                                                       -------------
                                                                                                            1,563,528
     Net change in unrealized appreciation or depreciation on:
         Investment securities                                                         $     97,640
         Futures contracts                                                                   (3,719)
         Other assets and liabilities denominated in foreign currency                        (2,957)
                                                                                       -------------
                                                                                                               90,964
                                                                                                         -------------
              NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY                                                  1,654,492
                                                                                                         -------------
              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $  4,778,674
                                                                                                         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS
                           IAI INSTITUTIONAL BOND FUND

                                                                            Six months ended      Year ended
                                                                              May 31, 1998     November 30, 1997
----------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                    (UNAUDITED)
   Net investment income                                                     $   3,124,182       $   5,409,331
   Net realized gains                                                            1,563,528           2,527,322
   Net change in unrealized appreciation or depreciation                            90,964          (2,818,292)
                                                                           -------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            4,778,674           5,118,361
                                                                           -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (3,539,219)         (5,586,340)
                                                                           -------------------------------------
      TOTAL DISTRIBUTIONS                                                       (3,539,219)         (5,586,340)
                                                                           -------------------------------------

CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of 1,316,499 and 6,170,385 shares                     12,526,611          57,996,609
   Net asset value of 371,021 and 594,437 shares
      issued in reinvestment of distributions                                    3,532,066           5,564,118
   Cost of 3,440,105 and 5,521,433 share redeemed                              (32,863,897)        (51,810,405)
                                                                           -------------------------------------
      INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS        (16,805,220)         11,750,322
                                                                           -------------------------------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (15,565,765)         11,282,343

   NET ASSETS AT BEGINNING OF PERIOD                                           108,366,952          97,084,609
                                                                           -------------------------------------

   NET ASSETS AT END OF PERIOD                                                 $92,801,187       $ 108,366,952
                                                                           =====================================
      INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                      $     170,381       $     585,418
                                                                           =====================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                           IAI INSTITUTIONAL BOND FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                       Years ended
                                                Six months              November 30,             Period from         Period from
                                                  ended      -------------------------------   April 1, 1994 to  November 1, 1993***
                                               May 31, 1998     1997       1996       1995    November 30, 1994+  to March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                (UNAUDITED)
     Beginning of period                        $  9.49      $   9.54    $  9.50    $   8.85        $  9.36            $ 10.00
                                             ---------------------------------------------------------------------------------------

OPERATIONS
     Net investment income                         0.30          0.58       0.63        0.62           0.38               0.22
     Net realized and unrealized gains (losses)    0.14         (0.04)      0.04        0.66          (0.51)             (0.65)
                                             ---------------------------------------------------------------------------------------
         TOTAL FROM OPERATIONS                     0.44          0.54       0.67        1.28          (0.13)             (0.43)
                                             ---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                        (0.33)        (0.59)     (0.63)      (0.63)         (0.38)             (0.21)
                                             ---------------------------------------------------------------------------------------
         TOTAL DISTRIBUTIONS                      (0.33)        (0.59)     (0.63)      (0.63)         (0.38)             (0.21)
                                             ---------------------------------------------------------------------------------------

NET ASSET VALUE
     End of period                              $  9.60      $   9.49    $  9.54    $   9.50        $  8.85            $  9.36
                                             =======================================================================================
Total investment return*                          4.71%         5.97%      7.44%      14.95%         (1.44%)            (4.35%)
Net assets at end of period (000's omitted)     $92,801      $108,367    $97,085    $101,429        $73,724            $31,478

RATIOS
     Expenses to average daily net assets         0.50%**       0.50%      0.50%       0.50%          0.50%**            0.50%**
     Net investment income to average
         daily net assets                         6.11%**       6.19%      6.75%       6.76%          6.42%**            5.84%**
     Portfolio turnover rate
         (excluding short-term securities)       194.8%        511.0%     323.0%      358.8%         235.1%             127.1%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
**   ANNUALIZED
***  COMMENCEMENT OF OPERATIONS
+    REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO NOVEMBER 30.

                          NOTES TO FINANCIAL STATEMENTS
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. IAI Institutional Bond Fund is a separate portfolio of IAI Investment Funds I, Inc. The Fund's investment objective is to provide shareholders with a high level of total return derived from a combination of capital appreciation and current income. The Fund pursues its objective by investing primarily in a diversified portfolio of U.S. Government securities and investment and non-investment-grade bonds and other debt securities of similar quality. This report covers only the IAI Institutional Bond Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Funds maintain, in segregated accounts, assets with a market value equal to the amount of their purchase commitments.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Fund may buy and sell futures contracts and options. The risk of entering into futures and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities into a segregated account, which represents the initial margin, which is equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded daily as unrealized gains or losses. Variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

                          NOTES TO FINANCIAL STATEMENTS
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

The Fund invests in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation or depreciation on foreign currency contracts.

Exchange gains and losses may also be realized between the trade and settlement dates on security and foreign currency contract transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of recognition of certain foreign currency gains and losses as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

For federal income tax purposes, the Fund has a capital loss carry-over of approximately $193,000 at November 30, 1997, which, if not offset by subsequent capital gains, will expire in 2002. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the record date. Distributions from net investment income are made monthly. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS
                           IAI INSTITUTIONAL BOND FUND


                                  MAY 31, 1998
                                   (UNAUDITED)

[2] COMMITMENTS AND CONTINGENCIES

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). Also, the Fund is committed to make capital contributions, if requested by the Company.

The Fund has available a $15,000,000 line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. During the six month period ended May 31, 1998, the Fund paid $3,990 in interest on the line of credit at an average rate of 8.50%. There were no borrowings outstanding at May 31, 1998.

[3] FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 0.50% of average daily net assets and is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 1998, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $195,343,345 and $213,731,810, respectively.

                          NOTES TO FINANCIAL STATEMENTS
                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1998
                                   (UNAUDITED)

[5] FOREIGN CURRENCY EXCHANGE CONTRACTS

At May 31, 1998, the Fund had entered into foreign currency exchange contracts. The unrealized appreciation (depreciation) on those contracts at May 31, 1998, is included in unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:



Exchange Date    Currency to be Delivered        Currency to be Received    Unrealized Appreciation   Unrealized Depreciation
-----------------------------------------------------------------------------------------------------------------------------
  6/11/98       1,050,000 Canadian Dollars           731,707 U.S. Dollars           $ 9,854                  $    --
  6/18/98       2,500,000 New Zealand Dollars      1,332,500 U.S. Dollars                --                    4,033
-----------------------------------------------------------------------------------------------------------------------------
                                                                                    $ 9,854                  $ 4,033
-----------------------------------------------------------------------------------------------------------------------------

[6] OPTIONS CONTRACTS WRITTEN

During the six months ended May 31, 1998, Institutional Bond Fund wrote the following options on futures. There were no outstanding contracts at May 31, 1998.

CALL OPTIONS
--------------------------------------------------------------------------------
                                   Number of Contracts                 Premium
--------------------------------------------------------------------------------
    Outstanding at 11/30/97                  --                     $       --
    Opened                                  240                        144,450
    Expired                                (240)                      (144,450)
    Closed                                   --                             --
    Exercised                                --                             --
--------------------------------------------------------------------------------
    Outstanding at 5/31/98                   --                     $       --
================================================================================


PUT OPTIONS
--------------------------------------------------------------------------------
                                   Number of Contracts                 Premium
--------------------------------------------------------------------------------
    Outstanding at 11/30/97                  --                     $       --
    Opened                                   45                         19,913
    Expired                                 (45)                       (19,913)
    Closed                                   --                             --
    Exercised                                --                             --
--------------------------------------------------------------------------------
    Outstanding at 5/31/98                   --                     $       --
================================================================================

                             IAI MUTUAL FUND FAMILY

TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE MUTUAL FUNDS IN OUR FUND FAMILY

------------------------------------------------------------------------------------------------------------------------------------
                                                      SECONDARY
IAI FUND                      PRIMARY OBJECTIVE       OBJECTIVE               PORTFOLIO COMPOSITION
 ...................................................................................................................................
IAI DEVELOPING                Capital Appreciation      --                    Equity securities of companies in developing countries
COUNTRIES FUND

------------------------------------------------------------------------------------------------------------------------------------

IAI INTERNATIONAL FUND        Capital Appreciation    Income                  Equity securities of non-U.S. companies

------------------------------------------------------------------------------------------------------------------------------------

IAI EMERGING GROWTH FUND      Capital Appreciation      --                    Common stocks of small- to medium-sized emerging
                                                                              growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI CAPITAL                   Capital Appreciation      --                    Common stocks of small- to medium-sized
APPRECIATION FUND                                                             growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI MIDCAP GROWTH FUND        Capital Appreciation      --                    Common stocks of medium-sized growth companies

------------------------------------------------------------------------------------------------------------------------------------

IAI REGIONAL FUND             Capital Appreciation      --                    Common stocks of Upper Midwest companies

------------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH FUND               Capital Appreciation      --                    Common stocks with potential for above-average growth
                                                                              and appreciation

------------------------------------------------------------------------------------------------------------------------------------

IAI VALUE FUND                Capital Appreciation      --                    Common stocks which are considered to be undervalued

------------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH AND INCOME FUND    Capital Appreciation    Income                  Common stocks with potential for long-term
                                                                              appreciation, and common stocks that are expected to
                                                                              produce income
------------------------------------------------------------------------------------------------------------------------------------

IAI BALANCED FUND             Total Return            Income                  Common stocks, investment-grade bonds and
                              [CAPITAL APPRECIATION                           short-term instruments
                               + INCOME]
------------------------------------------------------------------------------------------------------------------------------------

IAI BOND FUND                 Income                  Capital Preservation    Investment-grade bonds

------------------------------------------------------------------------------------------------------------------------------------

IAI GOVERNMENT FUND           Income                  Capital Preservation    U.S. Government securities

------------------------------------------------------------------------------------------------------------------------------------

IAI RESERVE FUND              Stability/Liquidity     Income                  The portfolio has a maximum average maturity of 25
                                                                              months, investing primarily in investment-grade bonds

------------------------------------------------------------------------------------------------------------------------------------

IAI MONEY MARKET FUND         Stability/Liquidity     Income                  The portfolio's average dollar-weighted maturity is
                                                                              less than 90 days, investing in high quality, money
                                                                              market securities
------------------------------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com

                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479

                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402

                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402

                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS


      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700